Finance Result (Tables)	12 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Schedule of Finance Result

	Year ended September 30,
	2024	2023	2022
Interest expense - loans	(86,215)	(117,564)	(80,219)
Interest expenses - TRA	(12,975)	—	—
Interest expense - leases	(9,402)	(5,721)	(2,417)
Amortization of transaction costs	(28,409)	(6,150)	(6,102)
Reclassification from OCI to profit or loss from cash flow hedge	(2,665)	(272)	—
Change in FV of senior notes derivative asset	3,814	18,561	(25,371)
Interest income - bank	8,036	2,397	90
Other	516	1,713	1,516
Finance cost, net	(127,300)	(107,036)	(112,503)